LEASES - Maturities Of Long-Term Financing Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Less: current lease liabilities	$ (2,609)	$ (2,004)
Total Long-term notes and loans payable, net	460,750	497,713
Financing liability
Lessee, Lease, Description [Line Items]
2025	13,875
2026	14,223
2027	14,580
2028	14,946
2029	15,321
Thereafter	81,598
Total financing payments	154,543
Less: interest	(60,919)
Less: tenant improvement allowance	(75)
Present value of financing liabilities	93,549
Total Long-term notes and loans payable, net	$ 90,940	$ 93,500